CONDENSED STATEMENTS OF CHANGES IN STOCKHOLDERS' DEFICIT - USD ($)	Total	As filed [Member]	Related Party [Member]	DBLP Sea Cow [Member]	Advisor [Member]	Armada Acquisition Corp I [Member]	ANY [Member]	Excercise Of Warrants [Member]	Subscription Agreement [Member] Armada Acquisition Corp I [Member] Sponsor [Member]	Common Stock [Member]	Common Stock [Member] Armada Acquisition Corp I [Member]	Common Stock [Member] Series A shares [Member]	Common Stock [Member] Ordinary shares [Member]	Common Stock [Member] Ordinary shares [Member] Related Party [Member]	Common Stock [Member] Ordinary shares [Member] DBLP Sea Cow [Member]	Common Stock [Member] Ordinary shares [Member] Advisor [Member]	Common Stock [Member] Ordinary shares [Member] ANY [Member]	Common Stock [Member] Ordinary shares [Member] Excercise Of Warrants [Member]	Additional paid-in capital [Member]	Additional paid-in capital [Member] As filed [Member]	Additional paid-in capital [Member] Related Party [Member]	Additional paid-in capital [Member] DBLP Sea Cow [Member]	Additional paid-in capital [Member] Advisor [Member]	Additional paid-in capital [Member] Armada Acquisition Corp I [Member]	Additional paid-in capital [Member] ANY [Member]	Additional paid-in capital [Member] Excercise Of Warrants [Member]	Additional paid-in capital [Member] Subscription Agreement [Member] Armada Acquisition Corp I [Member] Sponsor [Member]	Accumulated deficit [Member]	Accumulated deficit [Member] Armada Acquisition Corp I [Member]	Accumulated deficit [Member] Armada Acquisition Corp I [Member] As filed [Member]	Accumulated deficit [Member] Subscription Agreement [Member] Armada Acquisition Corp I [Member] Sponsor [Member]	Share subscription receivable [Member]	Share subscription receivable [Member] DBLP Sea Cow [Member]	Accumulated other comprehensive income [Member]
Beginning balance, value at Sep. 30, 2021						$ 910,477					$ 683													$ 1,378,693					$ (468,899)
Beginning balance, shares at Sep. 30, 2021											6,834,500
Forfeiture of founder shares											$ (113)													113
Forfeiture of founder shares (in shares)											(1,125,000)
Stock-based compensation						111,852																		111,852
Subsequent remeasurement of common stock subject to possible redemption						(548,862)																		(548,862)
Net loss						(3,622,794)					$ (998,785)													0					(3,622,794)
Ending balance, value at Sep. 30, 2022						(3,149,327)					$ 570													941,796					(4,091,693)
Ending balance, shares at Sep. 30, 2022											5,709,500
Beginning balance, value at Dec. 31, 2021	$ (1,192,451)											$ 3,868	$ 122,427						$ 83,692,381									$ (84,842,384)				$ (175,505)		$ 6,762
Beginning balance, shares at Dec. 31, 2021												28,039,517	891,818,882
Common Stock issued to Sponsor	2,499,920												$ 166						2,499,754
Common Stock issued to Sponsor, shares													2,040,816
Common stock issued, value				$ 3,225			$ 14,860,000	$ 2,082,500									$ 1,993	$ 192							$ 14,858,007	$ 2,082,308
Ordinary shares issued																	14,427,185	1,700,000
Foreign currency translation gain (loss)	(87,941)																																	(87,941)
ANY shares reverted, share																	(14,427,185)
ANY shares reverted, value																	$ (1,993)								$ 1,993
Employee share-based compensation	2,115,015																		2,115,015
Share-based compensation to consultant, share					5,000,000										27,246,461	5,000,000
Share-based compensation to related parties, value				39,498,486	$ 18,417,816										$ 3,215	$ 677						$ 39,498,486	$ 18,417,139										$ (3,215)
Net loss	(110,712,948)	$ (104,105,437)																										(110,712,948)
Ending balance, value at Dec. 31, 2022	(32,519,603)	(27,314,998)				(4,993,680)				$ 126,677	$ 570	$ 3,868	$ 126,677						163,165,083					969,759				(195,555,332)	(5,964,009)			(178,720)		(81,179)
Ending balance, shares at Dec. 31, 2022										927,806,159	5,709,500	28,039,517	927,806,159
Beginning balance, value at Sep. 30, 2022						(3,149,327)					$ 570													941,796					(4,091,693)
Beginning balance, shares at Sep. 30, 2022											5,709,500
Stock-based compensation						27,963																		27,963
Subsequent remeasurement of common stock subject to possible redemption						(2,479,343)																		0					(2,479,343)
Net loss						607,027																							607,027
Ending balance, value at Dec. 31, 2022	(32,519,603)	(27,314,998)				(4,993,680)				$ 126,677	$ 570	$ 3,868	$ 126,677						163,165,083					969,759				(195,555,332)	(5,964,009)			(178,720)		(81,179)
Ending balance, shares at Dec. 31, 2022										927,806,159	5,709,500	28,039,517	927,806,159
Beginning balance, value at Sep. 30, 2022						(3,149,327)					$ 570													941,796					(4,091,693)
Beginning balance, shares at Sep. 30, 2022											5,709,500
Excise tax payable on redemption						1,170,799
Net loss						579,884					$ 193,497
Ending balance, value at Mar. 31, 2023						(6,832,733)					$ 570													0					(6,833,303)
Ending balance, shares at Mar. 31, 2023											5,709,500
Beginning balance, value at Sep. 30, 2022						(3,149,327)					$ 570													941,796					(4,091,693)
Beginning balance, shares at Sep. 30, 2022											5,709,500
Excise tax payable on redemption						1,170,799
Net loss						20,300					$ 8,004
Ending balance, value at Jun. 30, 2023	(44,597,221)	(46,597,069)				(7,587,085)				$ 127,310	$ 570	$ 3,868							168,360,003					134,363				(212,831,404)	(7,722,018)			(178,720)		(78,278)
Ending balance, shares at Jun. 30, 2023										932,969,424	5,709,500	28,039,517
Beginning balance, value at Sep. 30, 2022						(3,149,327)					$ 570													941,796					(4,091,693)
Beginning balance, shares at Sep. 30, 2022											5,709,500
Stock-based compensation						218,254																		218,254
Capital contribution made by Sponsor related to the stockholder non-redemption agreements						1,102,909																		1,102,909
Cost of raising capital related to the stockholder non-redemption agreements						(1,102,909)																		(1,102,909)
Excise tax payable on redemption						(1,291,751)																		(1,160,050)					(131,701)
Subsequent remeasurement of common stock subject to possible redemption						(3,943,038)																							(3,943,038)
Net loss						(320,150)					$ (140,949)																		(320,150)
Ending balance, value at Sep. 30, 2023						(8,486,012)					$ 570													0					(8,486,582)
Ending balance, shares at Sep. 30, 2023											5,709,500
Beginning balance, value at Dec. 31, 2022	(32,519,603)	(27,314,998)				(4,993,680)				$ 126,677	$ 570	$ 3,868	$ 126,677						163,165,083					969,759				(195,555,332)	(5,964,009)			(178,720)		(81,179)
Beginning balance, shares at Dec. 31, 2022										927,806,159	5,709,500	28,039,517	927,806,159
Stock-based compensation						27,963																		27,963
Capital contribution made by Sponsor related to the stockholder non-redemption agreements																								1,102,909
Cost of raising capital related to the stockholder non-redemption agreements																								(1,102,909)
Excise tax payable on redemption						(1,170,799)																		(997,722)					(173,077)
Subsequent remeasurement of common stock subject to possible redemption						(669,074)																		0					(669,074)
Net loss						(27,143)					$ (11,538)																		(27,143)
Ending balance, value at Mar. 31, 2023						(6,832,733)					$ 570													0					(6,833,303)
Ending balance, shares at Mar. 31, 2023											5,709,500
Beginning balance, value at Dec. 31, 2022	(32,519,603)	(27,314,998)				(4,993,680)				$ 126,677	$ 570	$ 3,868	$ 126,677						163,165,083					969,759				(195,555,332)	(5,964,009)			(178,720)		(81,179)
Beginning balance, shares at Dec. 31, 2022										927,806,159	5,709,500	28,039,517	927,806,159
Common stock issued from the exercise of stock options, shares										5,000,000
Common stock issued from the exercise of stock options, value										$ 613									(613)
Foreign currency translation gain (loss)	2,901																																	2,901
Employee share-based compensation	4,880,389																		4,880,389
Common stock issued to related parties										163,265
Common stock issued to related parties, value	199,974									$ 20									199,954
Share-based compensation to related parties, value	115,190																		115,190
Net loss	(17,276,072)	(24,568,765)																										(17,276,072)
Ending balance, value at Jun. 30, 2023	(44,597,221)	(46,597,069)				(7,587,085)				$ 127,310	$ 570	$ 3,868							168,360,003					134,363				(212,831,404)	(7,722,018)			(178,720)		(78,278)
Ending balance, shares at Jun. 30, 2023										932,969,424	5,709,500	28,039,517
Beginning balance, value at Dec. 31, 2022	(32,519,603)	(27,314,998)				(4,993,680)				$ 126,677	$ 570	$ 3,868	$ 126,677						163,165,083					969,759				(195,555,332)	(5,964,009)			(178,720)		(81,179)
Beginning balance, shares at Dec. 31, 2022										927,806,159	5,709,500	28,039,517	927,806,159
Common Stock issued to Sponsor	115,190																		115,190
Common stock issued, value			$ 199,974											$ 20							$ 199,954
Ordinary shares issued														163,265
Common stock issued from the exercise of stock options, shares													5,000,000
Common stock issued from the exercise of stock options, value													$ 613						(613)
Foreign currency translation gain (loss)	(69,565)																																	(69,565)
Employee share-based compensation	5,079,201																		5,079,201
Share-based compensation to related parties, value				$ 3,646,017																		$ 3,646,017
Net loss	(30,736,098)																											(30,736,098)
Ending balance, value at Dec. 31, 2023	(54,284,884)					(9,155,176)				$ 127,310	$ 570	$ 3,868	$ 127,310						172,204,832	$ 172,204,832				159,036				(226,291,430)	(9,155,746)	$ (9,314,780)		(178,720)		(150,744)
Ending balance, shares at Dec. 31, 2023										932,969,424	5,709,500	28,039,517	932,969,424
Beginning balance, value at Mar. 31, 2023						(6,832,733)					$ 570													0					(6,833,303)
Beginning balance, shares at Mar. 31, 2023											5,709,500
Stock-based compensation						134,363																		134,363
Subsequent remeasurement of common stock subject to possible redemption						(329,131)																							(329,131)
Net loss						(559,584)					$ (346,585)																		(559,584)
Ending balance, value at Jun. 30, 2023	(44,597,221)	$ (46,597,069)				(7,587,085)				$ 127,310	$ 570	$ 3,868							168,360,003					134,363				(212,831,404)	(7,722,018)			(178,720)		(78,278)
Ending balance, shares at Jun. 30, 2023										932,969,424	5,709,500	28,039,517
Beginning balance, value at Sep. 30, 2023						(8,486,012)					$ 570													0					(8,486,582)
Beginning balance, shares at Sep. 30, 2023											5,709,500
Stock-based compensation						50,400																		50,400					0
Proceeds allocated to Sponsor Shares for subscription agreement liability (see note 4)						108,634			$ 108,634															108,634			$ 108,634				$ 0
Subsequent remeasurement of common stock subject to possible redemption						(467,884)																		(159,034)					(308,850)	(467,884)
Net loss						(360,314)																							(360,314)
Ending balance, value at Dec. 31, 2023	(54,284,884)					(9,155,176)				$ 127,310	$ 570	$ 3,868	$ 127,310						172,204,832	172,204,832				159,036				(226,291,430)	(9,155,746)	(9,314,780)		(178,720)		(150,744)
Ending balance, shares at Dec. 31, 2023										932,969,424	5,709,500	28,039,517	932,969,424
Beginning balance, value at Sep. 30, 2023						(8,486,012)					$ 570													0					(8,486,582)
Beginning balance, shares at Sep. 30, 2023											5,709,500
Excise tax payable on redemption						103,845
Net loss						(741,160)					$ (539,730)
Ending balance, value at Mar. 31, 2024						(9,636,093)					$ 570													0					(9,636,663)
Ending balance, shares at Mar. 31, 2024											5,709,500
Beginning balance, value at Sep. 30, 2023						(8,486,012)					$ 570													0					(8,486,582)
Beginning balance, shares at Sep. 30, 2023											5,709,500
Excise tax payable on redemption						103,845
Net loss						(2,164,255)					$ (1,625,155)
Ending balance, value at Jun. 30, 2024	(62,949,127)					(10,798,027)				$ 127,313	$ 570	$ 3,868							176,274,941					261,161				(239,133,876)	(11,059,758)			(178,720)		(42,653)
Ending balance, shares at Jun. 30, 2024										932,997,181	5,709,500	28,039,517
Beginning balance, value at Dec. 31, 2023	(54,284,884)					(9,155,176)				$ 127,310	$ 570	$ 3,868	$ 127,310						172,204,832	172,204,832				159,036				(226,291,430)	(9,155,746)	(9,314,780)		(178,720)		(150,744)
Beginning balance, shares at Dec. 31, 2023										932,969,424	5,709,500	28,039,517	932,969,424
Stock-based compensation						25,200																		25,200					0
Proceeds allocated to Sponsor Shares for subscription agreement liability (see note 4)						325,826			$ 325,826															325,826			$ 325,826				$ 0
Excise tax payable on redemption						(103,845)																		(3,774)					(100,071)
Subsequent remeasurement of common stock subject to possible redemption						(347,252)																		(347,252)					0
Net loss						(380,846)					$ (285,914)																		(380,846)
Ending balance, value at Mar. 31, 2024						(9,636,093)					$ 570													0					(9,636,663)
Ending balance, shares at Mar. 31, 2024											5,709,500
Beginning balance, value at Dec. 31, 2023	(54,284,884)					(9,155,176)				$ 127,310	$ 570	$ 3,868	$ 127,310						172,204,832	$ 172,204,832				159,036				(226,291,430)	(9,155,746)	$ (9,314,780)		(178,720)		(150,744)
Beginning balance, shares at Dec. 31, 2023										932,969,424	5,709,500	28,039,517	932,969,424
Common stock issued, value	25,146									$ 3									25,143
Ordinary shares issued										27,757
Foreign currency translation gain (loss)	108,091																																	108,091
Employee share-based compensation	1,852,702																		1,852,702
Share-based compensation to related parties, value	2,190,482																		2,190,482
Warrants issued with loan	1,782																		1,782
Net loss	(12,842,446)																											(12,842,446)
Ending balance, value at Jun. 30, 2024	(62,949,127)					(10,798,027)				$ 127,313	$ 570	$ 3,868							176,274,941					261,161				(239,133,876)	(11,059,758)			(178,720)		(42,653)
Ending balance, shares at Jun. 30, 2024										932,997,181	5,709,500	28,039,517
Beginning balance, value at Mar. 31, 2024						(9,636,093)					$ 570													0					(9,636,663)
Beginning balance, shares at Mar. 31, 2024											5,709,500
Stock-based compensation						526,209																		526,209
Proceeds allocated to Sponsor Shares for subscription agreement liability (see note 4)						28,292																		28,292
Subsequent remeasurement of common stock subject to possible redemption						(293,340)																		(293,340)
Net loss						(1,423,095)					$ (1,140,024)																		(1,423,095)
Ending balance, value at Jun. 30, 2024	$ (62,949,127)					$ (10,798,027)				$ 127,313	$ 570	$ 3,868							$ 176,274,941					$ 261,161				$ (239,133,876)	$ (11,059,758)			$ (178,720)		$ (42,653)
Ending balance, shares at Jun. 30, 2024										932,997,181	5,709,500	28,039,517